Employee benefit plans (Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 963,406	¥ 931,182
Japan
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	34,298	27,718
Accrued pension and severance costs	657,380	647,134
Investments and other assets - Other (Prepaid pension and severance costs)	(192,096)	(268,421)
Net amount recognized	499,582	406,431
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	3,234	2,982
Accrued pension and severance costs	306,026	284,048
Investments and other assets - Other (Prepaid pension and severance costs)	(5,147)	(4,532)
Net amount recognized	¥ 304,113	¥ 282,498